UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
COLUMBIA FUNDS SERIES TRUST II
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: March 31
Date of reporting period: June 30, 2011

Item 1.	Schedule of Investments

Portfolio of Investments
Columbia Equity Value Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%

CONSUMER DISCRETIONARY 10.1%

Auto Components 1.1%

Johnson Controls, Inc.	212,983	$8,872,872

Automobiles 1.2%

Ford Motor Co.(a)(b)	705,505	9,728,914

Hotels, Restaurants & Leisure 1.1%

Carnival Corp.(c)	219,948	8,276,643

Household Durables 0.3%

Lennar Corp., Class A(a)	121,994	2,214,191

Media 2.7%

Comcast Corp., Class A	181,537	4,600,147
Time Warner, Inc.	103,562	3,766,550
Viacom, Inc., Class B	255,924	13,052,124

Total		21,418,821

Multiline Retail 2.1%

Kohl’s Corp.	116,524	5,827,365
Target Corp.	237,604	11,146,004

Total		16,973,369

Specialty Retail 1.6%

Best Buy Co., Inc.(a)	94,100	2,955,681
Home Depot, Inc.	217,476	7,876,981
Staples, Inc.	128,274	2,026,729

Total		12,859,391

TOTAL CONSUMER DISCRECTIONARY		80,344,201

CONSUMER STAPLES 6.3%

Food & Staples Retailing 2.1%

CVS Caremark Corp.	224,325	8,430,133
Wal-Mart Stores, Inc.	157,705	8,380,444

Total		16,810,577

Tobacco 4.2%

Lorillard, Inc.	229,523	24,988,169
Philip Morris International, Inc.	122,624	8,187,605

Total		33,175,774

TOTAL CONSUMER STAPLES		49,986,351

ENERGY 16.7%

Energy Equipment & Services 4.5%

Baker Hughes, Inc.	130,534	9,471,547
Halliburton Co.	291,301	14,856,351

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Energy Equipment & Services (Cont.)
National Oilwell Varco, Inc.	129,183	$10,103,402
Schlumberger Ltd.(c)	19,434	1,679,098

Total		36,110,398

Oil, Gas & Consumable Fuels 12.2%

Alpha Natural Resources, Inc.(b)	88,787	4,034,481
Anadarko Petroleum Corp.	105,199	8,075,075
Apache Corp.	116,763	14,407,386
Chevron Corp.	250,210	25,731,596
ConocoPhillips	83,242	6,258,966
Devon Energy Corp.	58,318	4,596,042
Exxon Mobil Corp.	304,070	24,745,217
Occidental Petroleum Corp.	85,891	8,936,100

Total		96,784,863

TOTAL ENERGY		132,895,261

FINANCIALS 16.1%

Capital Markets 4.1%

Bank of New York Mellon Corp. (The)	88,066	2,256,251
Goldman Sachs Group, Inc. (The)	147,363	19,612,541
Morgan Stanley	472,380	10,869,464

Total		32,738,256

Commercial Banks 0.5%

Wells Fargo & Co.	142,348	3,994,285

Diversified Financial Services 6.6%

Bank of America Corp.	2,158,831	23,660,788
Citigroup, Inc.	47,428	1,974,902
JPMorgan Chase & Co.	643,134	26,329,906

Total		51,965,596

Insurance 4.9%

ACE Ltd.(c)	148,969	9,805,140
Everest Re Group Ltd.(c)	44,765	3,659,539
MetLife, Inc.	177,565	7,789,776
Travelers Companies, Inc. (The)	103,983	6,070,527
XL Group PLC(c)	535,303	11,765,960

Total		39,090,942

TOTAL FINANCIALS		127,789,079

HEALTH CARE 11.8%

Biotechnology 1.0%

Gilead Sciences, Inc.(b)	198,278	8,210,692

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Providers & Services 2.6%

HCA Holdings, Inc.(b)	135,533	$4,472,589
UnitedHealth Group, Inc.	153,757	7,930,786
WellPoint, Inc.	100,177	7,890,942

Total		20,294,317

Life Sciences Tools & Services 2.1%

Agilent Technologies, Inc.(a)(b)	129,057	6,596,103
Thermo Fisher Scientific, Inc.(b)	158,614	10,213,156

Total		16,809,259

Pharmaceuticals 6.1%

Bristol-Myers Squibb Co.	313,198	9,070,214
Johnson & Johnson	94,329	6,274,765
Merck & Co., Inc.	307,585	10,854,675
Novartis AG, ADR(a)(c)	141,332	8,636,799
Pfizer, Inc.	663,654	13,671,272

Total		48,507,725

TOTAL HEALTH CARE		93,821,993

INDUSTRIALS 14.8%

Aerospace & Defense 4.0%

Boeing Co. (The)	126,307	9,337,877
Honeywell International, Inc.	123,415	7,354,300
Lockheed Martin Corp.	54,395	4,404,363
United Technologies Corp.	116,337	10,296,988

Total		31,393,528

Air Freight & Logistics 0.6%

United Parcel Service, Inc., Class B	68,752	5,014,083

Airlines 0.8%

Delta Air Lines, Inc.(b)	146,203	1,340,681
U.S. Airways Group, Inc.(a)(b)	132,989	1,184,932
United Continental Holdings, Inc.(a)(b)	156,844	3,549,380

Total		6,074,993

Electrical Equipment 0.7%

ABB Ltd., ADR(a)(b)(c)	225,406	5,849,286

Industrial Conglomerates 4.0%

General Electric Co.	407,612	7,687,562
Siemens AG, ADR(a)(c)	115,434	15,875,638
Tyco International Ltd.(c)	162,455	8,030,151

Total		31,593,351

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Machinery 4.4%

Caterpillar, Inc.	90,704	$9,656,348
Deere & Co.	63,585	5,242,583
Eaton Corp.	113,036	5,815,702
Illinois Tool Works, Inc.	186,300	10,524,087
Parker Hannifin Corp.	45,151	4,051,851

Total		35,290,571

Road & Rail 0.3%

CSX Corp.	96,678	2,534,897

TOTAL INDUSTRIALS		117,750,709

INFORMATION TECHNOLOGY 11.0%

Communications Equipment 0.4%

Nokia OYJ, ADR(a)(c)	511,530	3,284,023

Electronic Equipment, Instruments & Components 0.4%

TE Connectivity Ltd.(c)	75,900	2,790,084

IT Services 3.3%

Accenture PLC, Class A(c)	143,327	8,659,817
IBM Corp.	56,824	9,748,157
Mastercard, Inc., Class A	26,955	8,122,620

Total		26,530,594

Semiconductors & Semiconductor Equipment 2.4%

Intel Corp.	445,345	9,868,845
LSI Corp.(b)	900,233	6,409,659
Microchip Technology, Inc.(a)	78,287	2,967,860

Total		19,246,364

Software 4.5%

Microsoft Corp.	866,684	22,533,784
Oracle Corp.	394,151	12,971,510

Total		35,505,294

TOTAL INFORMATION TECHNOLOGY		87,356,359

MATERIALS 6.0%

Chemicals 3.7%

Air Products & Chemicals, Inc.	25,929	2,478,294
Dow Chemical Co. (The)	364,708	13,129,488
EI du Pont de Nemours & Co.	258,892	13,993,112

Total		29,600,894

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Metals & Mining 2.3%

Freeport-McMoRan Copper & Gold, Inc.	173,578	$9,182,276
Nucor Corp.	47,498	1,957,868
Rio Tinto PLC, ADR(a)(c)	53,055	3,836,938
Xstrata PLC(c)	155,387	3,420,363

Total		18,397,445

TOTAL MATERIALS		47,998,339

TELECOMMUNICATION SERVICES 4.0%

Diversified Telecommunication Services 3.4%

AT&T, Inc.	629,819	19,782,615
Verizon Communications, Inc.	194,292	7,233,491

Total		27,016,106

Wireless Telecommunication Services 0.6%

Sprint Nextel Corp.(b)	863,048	4,651,829

TOTAL TELECOMMUNICATION SERVICES		31,667,935

UTILITIES 1.0%

Multi-Utilities 1.0%

Dominion Resources, Inc.	174,339	8,415,343

TOTAL UTILITIES		8,415,343

Total Common Stocks (Cost: $621,457,440)		$778,025,570

	Shares	Value

Money Market Fund 2.0%
Columbia Short-Term Cash Fund, 0.166%(d)(e)	15,663,204	$15,663,204

Total Money Market Fund (Cost: $15,663,204)		$15,663,204

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.4%

Certificates of Deposit 0.8%

DZ Bank AG
07/27/11	0.150%	$1,000,000	$1,000,000
Natixis
09/07/11	0.544%	5,000,000	5,000,000

Total			6,000,000

Money Market Fund 1.3%

JPMorgan Prime Money Market Fund, 0.010%(d)		10,000,000	10,000,000

Repurchase Agreements 2.3%

Cantor Fitzgerald & Co.
dated 06/30/11, matures 07/01/11,
repurchase price $14,500,040(f)
	0.100%	14,500,000	14,500,000

RBS Securities, Inc.
dated 06/30/11, matures 07/01/11,
repurchase price $4,203,084(f)
	0.080%	4,203,075	4,203,075

Total			18,703,075

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $34,703,075)			$34,703,075

Total Investments
(Cost: $671,823,719)(g)			$828,391,849(h)
Other Assets & Liabilities, Net			(33,220,740)

Net Assets			$795,171,109

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 12.02% of net assets.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(e)	Investments in affiliates during the period ended June 30, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$11,342,746	$41,833,599	$(37,513,141)	$—	$15,663,204	$8,938	$15,663,204

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.100%)

Security Description	Value

Fannie Mae Interest Strip	$154,194
Fannie Mae Pool	5,771,190
Fannie Mae Principal Strip	430,904
Fannie Mae REMICS	341,029
Federal Home Loan Banks	128,518
Federal National Mortgage Association	394,951
Freddie Mac Non Gold Pool	2,718,491
Freddie Mac REMICS	1,731,798
Ginnie Mae II Pool	1,000,017
Government National Mortgage Association	244,676
United States Treasury Note/Bond	1,874,233

Total Market Value of Collateral Securities	$14,790,001

RBS Securities, Inc. (0.080%)

Security Description	Value

Freddie Mac Gold Pool	$4,287,155

Total Market Value of Collateral Securities	$4,287,155

(g)	At June 30, 2011, the cost of securities for federal income tax purposes was approximately $671,824,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$167,788,000
Unrealized Depreciation	(11,220,000)

Net Unrealized Appreciation	$156,568,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated March 31, 2011.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$80,344,201	$—	$—	$80,344,201
Consumer Staples	49,986,351	—	—	49,986,351
Energy	132,895,261	—	—	132,895,261
Financials	127,789,079	—	—	127,789,079
Health Care	93,821,993	—	—	93,821,993
Industrials	117,750,709	—	—	117,750,709
Information Technology	87,356,359	—	—	87,356,359
Materials	44,577,976	3,420,363	—	47,998,339
Telecommunication Services	31,667,935	—	—	31,667,935
Utilities	8,415,343	—	—	8,415,343

Total Equity Securities	774,605,207	3,420,363	—	778,025,570

Other
Affiliated Money Market Fund(c)	15,663,204	—	—	15,663,204
Investments of Cash Collateral Received for Securities on Loan	10,000,000	24,703,075	—	34,703,075

Total Other	25,663,204	24,703,075	—	50,366,279

Total	$800,268,411	$28,123,438	$—	$828,391,849

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) There were no significant transfers between Levels 1 and 2 during the period.
(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

Item 2.	Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Columbia Funds Series Trust II

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	August 19, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	August 19, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	August 19, 2011